LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE [Abstract]
LOSS PER SHARE
NOTE 21:-	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2011	2010	2009

Numerator:

Net loss attributable to Syneron's shareholders	$(50,795)	$(25,426)	$(23,587)

Denominator:

Weighted average number of shares outstanding used in computing basic net loss per share	35,158,191	34,369,105	27,526,401

Total weighted average number of shares used in computing diluted net loss per share	35,158,191	34,369,105	27,526,401

Basic and diluted net loss per share	$(1.44)	$(0.74)	$(0.86)

Anti-dilutive securities:

The following numbers of shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2011	2010	2009

Ordinary shares	3,603,423	3,811,838	3,272,205